Plant and equipment, net - Components of construction-in-progress (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Plant and equipment
Pig farm, value	$ 5,777,923	$ 7,788,998	$ 8,674,639
Construction-in-progress
Plant and equipment
Pig farm, value		495,634	$ 0
Pig farm, estimated additional cost to complete		$ 183,993